May 1, 2026

United States Securities and Exchange Commission

Disclosure Review Office

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life Separate Account I

  Post-Effective Amendment No. 38 to Registration Statement on Form N-6

  Prospectus Title: Strategic Group Variable Universal Life®

  File Nos. 333-22557, 811-08075

  Class Identifier: C000027261

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•	the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 38 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 24, 2026 and became effective on April 27, 2026; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of Insurance Product and Operations Law
for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.